UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Institutional Money Market Portfolio

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/10

IMM-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (u)

Credit quality (a)
A-1+	3.2%
A-1	96.8%
Non Rated	0.0%
Other (o)	0.0%

Maturity breakdown (u)
0 - 7 days	32.0%
8 - 29 days	41.3%
30 - 59 days	17.7%
60 - 89 days	1.6%
90 - 366 days	7.4%
Other Assets Less Liabilities (o)	0.0%

(a)	The Credit Quality table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/28/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. This changing dynamic caused asset valuations to move broadly sideways during the latter part of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2009 through February 28, 2010

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Expenses Paid During Period (p) 9/01/09-2/28/10
	Actual	0.01%	$1,000.00	$1,000.75	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 5.4%
Issuer	Shares/Par	Value ($)

Major Banks - 5.4%
Abbey National Treasury Services PLC (U.S. Branch), 0.16%, due 3/22/10	$52,000,000	$52,000,000
Abbey National Treasury Services PLC (U.S. Branch), 0.16%, due 4/23/10	3,300,000	3,300,000
BNP Paribas/New York Branch, 0.19%, due 3/24/10	4,500,000	4,500,000
Credit Agricole Indosuez/New York Branch, 0.6%, due 5/18/10	25,000,000	25,000,000
Credit Suisse, New York, 0.82%, due 8/02/10	20,000,000	20,000,000
Total Certificates of Deposit, at Amortized Cost and Value		$104,800,000

Commercial Paper (y) - 62.0%
Conglomerates - 2.0%
Siemens Capital Co. LLC, 0.1%, due 3/01/10 (t)	$38,797,000	$38,797,000

Consumer Products - 4.0%
Colgate-Palmolive Co., 0.09%, due 3/16/10 (t)	$55,000,000	$54,997,833
Kimberly-Clark Worldwide, Inc., 0.1%, due 3/08/10 (t)	1,000,000	999,981
Kimberly-Clark Worldwide, Inc., 0.1%, due 3/09/10 (t)	20,650,000	20,649,541

		$76,647,355
Electronics - 3.8%
Emerson Electric Co., 0.12%, due 3/30/10 (t)	$40,000,000	$39,996,133
Emerson Electric Co., 0.12%, due 4/12/10 (t)	12,911,000	12,909,192
Emerson Electric Co., 0.19%, due 7/20/10 (t)	20,925,000	20,909,428

		$73,814,753
Financial Institutions - 1.9%
General Electric Capital Corp., 0.13%, due 3/19/10	$35,966,000	$35,963,662

Food & Beverages - 2.9%
Coca-Cola Co., 0.2%, due 6/07/10 (t)	$7,660,000	$7,655,830
Coca-Cola Co., 0.24%, due 6/10/10 (t)	49,566,000	49,532,626

		$57,188,456
Major Banks - 21.3%
Abbey National North America LLC, 0.12%, due 3/01/10	$2,886,000	$2,886,000
ANZ National (International) Ltd., 0.3%, due 6/14/10	25,730,000	25,707,486
Bank of America Corp., 0.2%, due 3/23/10	53,604,000	53,597,448
BNP Paribas Finance, Inc., 0.12%, due 3/01/10	2,501,000	2,501,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - continued
BNP Paribas Finance, Inc., 0.15%, due 3/19/10	$51,197,000	$51,193,160
CBA (Delaware) Finance, Inc., 0.31%, due 3/25/10	51,510,000	51,499,355
Goldman Sachs Group, Inc., 0.11%, due 3/19/10	6,800,000	6,799,626
JPMorgan Chase & Co., 0.12%, due 3/10/10	25,007,000	25,006,250
JPMorgan Chase & Co., 0.24%, due 4/19/10	25,544,000	25,535,308
Royal Bank of Canada, 0.09%, due 3/24/10	30,631,000	30,629,239
Societe Generale North America, Inc., 0.15%, due 3/01/10	4,249,000	4,249,000
Societe Generale North America, Inc., 0.18%, due 3/18/10	53,951,000	53,946,414
Toronto Dominion HDG USA, 0.17%, due 3/17/10	16,095,000	16,093,784
Toronto Dominion HDG USA, 0.47%, due 4/09/10	45,207,000	45,184,004
Westpac Banking Corp., 0.14%, due 4/28/10 (t)	5,310,000	5,308,802
Westpac Banking Corp., 0.2%, due 3/10/10 (t)	13,500,000	13,499,325

		$413,636,201
Medical Equipment - 2.6%
Merck & Co., Inc., 0.1%, due 3/15/10 (t)	$50,746,000	$50,744,027

Network & Telecom - 1.6%
AT&T, Inc., 0.12%, due 4/05/10 (t)	$31,200,000	$31,196,360

Other Banks & Diversified Financials - 16.2%
Bank of Nova Scotia, 0.13%, due 3/26/10	$50,862,000	$50,857,408
Bank of Nova Scotia, 0.14%, due 3/22/10	6,300,000	6,299,486
Citigroup Funding, Inc., 0.17%, due 3/08/10	47,687,000	47,685,424
Citigroup Funding, Inc., 0.19%, due 4/05/10	1,060,000	1,059,804
Citigroup Funding, Inc., 0.2%, due 4/26/10	5,437,000	5,435,309
Citigroup Funding, Inc., 0.25%, due 3/18/10	1,565,000	1,564,815
HSBC USA, Inc., 0.15%, due 3/15/10	50,000,000	49,997,083
Lloyds TSB Bank PLC, 0.14%, due 3/01/10	38,797,000	38,797,000
Nordea North America, Inc., 0.14%, due 3/24/10	57,162,000	57,156,887
Rabobank USA Financial Corp., 0.17%, due 4/21/10	55,230,000	55,216,699

		$314,069,915
Pharmaceuticals - 3.8%
Abbott Laboratories, 0.1%, due 4/05/10 (t)	$45,000,000	$44,995,625
Abbott Laboratories, 0.11%, due 3/30/10 (t)	27,133,000	27,130,596
Abbott Laboratories, 0.11%, due 4/12/10 (t)	2,000,000	1,999,743

		$74,125,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued

Tobacco - 1.9%
Philip Morris International, Inc., 0.11%, due 3/19/10 (t)	$16,371,000	$16,370,100
Philip Morris International, Inc., 0.23%, due 6/25/10 (t)	20,000,000	19,985,178

		$36,355,278
Total Commercial Paper, at Amortized Cost and Value		$1,202,538,971

U.S. Government Agencies and Equivalents (y) -10.6%
Fannie Mae, 0.05%, due 3/01/10	$61,366,000	$61,366,000
Federal Home Loan Bank, 0.06%, due 3/01/10	44,684,000	44,684,000
Federal Home Loan Bank, 0.115%, due 4/07/10	50,000,000	49,994,090
Freddie Mac, 0.1%, due 3/02/10	707,000	706,998
Freddie Mac, 0.11%, due 3/22/10	49,221,000	49,217,842
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$205,968,930

Floating Rate Demand Notes - 2.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.1%, due 3/01/10	$700,000	$700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.1%, due 3/01/10	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 3/01/10	20,000,000	20,000,000
Total Floating Rate Demand Notes, at Amortized Cost and Value		$38,600,000

Repurchase Agreements - 20.0%
Bank of America Repurchase Agreement, 0.11%, dated 2/28/10, due 3/01/10, total to be received $193,983,593 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $197,862,664 in a individually traded account)	$193,983,000	$193,983,000
Morgan Stanley Repurchase Agreement, 0.1%, dated 2/28/10, due 3/01/10, total to be received $193,983,539 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $198,018,541 in a individually traded account)	193,983,000	193,983,000
Total Repurchase Agreements, at Cost and Value		$387,966,000
Total Investments, at Amortized Cost and Value		$1,939,873,901

Other Assets, Less Liabilities - 0.0%		162,089
Net Assets - 100.0%		$1,940,035,990

Portfolio of Investments (unaudited) – continued

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$1,551,907,901
Repurchase agreements, at cost and value	387,966,000
Total investments, at amortized cost and value	$1,939,873,901
Cash	152
Receivables for
Interest	191,890
Other assets	23,581
Total assets	$1,940,089,524
Liabilities
Payable to affiliate for shareholder servicing costs	75
Accrued expenses and other liabilities	53,459
Total liabilities	$53,534
Net assets	$1,940,035,990
Net assets consist of
Paid-in capital	$1,940,220,838
Accumulated net realized gain (loss) on investments	(184,848)
Net assets	$1,940,035,990
Shares of beneficial interest outstanding	1,940,021,550
Net asset value per share (net assets of $1,940,035,990 / 1,940,021,550 shares of beneficial interest outstanding)	$1.00

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$1,455,159
Expenses
Shareholder servicing costs	452
Insurance fee	12,692
Independent chief compliance officer fee	10,707
Custodian fee	59,571
Interest expense	12,687
Shareholder communications	2,943
Auditing fees	13,225
Legal fees	16,069
Miscellaneous	2,738
Total expenses	$131,084
Fees paid indirectly	(1,356)
Reduction of expenses by investment adviser	(3,522)
Net expenses	$126,206
Net investment income	$1,328,953
Change in net assets from operations	$1,328,953

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/10 (unaudited)	Year ended 8/31/09
From operations
Net investment income	$1,328,953	$5,722,130
Net realized gain (loss) on investments	—	(184,848)
Change in net assets from operations	$1,328,953	$5,537,282
Distributions declared to shareholders
From net investment income	$(1,331,454)	$(5,722,130)
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	11,715,384,683	21,737,775,871
Net asset value of shares issued to shareholders in reinvestment of distributions	1,331,454	5,717,503
Cost of shares reacquired	(11,566,943,835)	(20,654,882,787)
Change in net assets from fund share transactions	$149,772,302	$1,088,610,587
Total change in net assets	$149,769,801	$1,088,425,739
Net assets
At beginning of period	1,790,266,189	701,840,450
At end of period	$1,940,035,990	$1,790,266,189

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/10 (unaudited)		Years ended 8/31
			2009		2008		2007 (c)

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01		$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	(0.01)
Total from investment operations	$0.00	(w)	$0.01		$0.04		$0.02
Less distributions declared to shareholders
From net investment income	$ (0.00	)(w)	$(0.01)		$(0.04)		$(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.07	(n)	0.66		3.80		2.43	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.01	(a)	0.02		0.02		0.05	(a)
Expenses after expense reductions (f)	0.01	(a)	0.01		0.01		N/A
Net investment income	0.15	(a)	0.51		3.86		5.29	(a)
Net assets at end of period (000 omitted)	$1,940,036		$1,790,266		$701,840		$770,974

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 19, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional Money Market Portfolio (the fund) is a series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to investment companies managed by MFS.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$1,939,873,901	$—	$1,939,873,901

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s

Notes to Financial Statements (unaudited) – continued

federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2009, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/09
Ordinary income (including any short-term capital gains)	$5,722,130

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/10
Cost of investments	$1,939,873,901

As of 8/31/09
Undistributed ordinary income	2,866
Capital loss carryforwards	(184,848)
Other temporary differences	(365)

The aggregate cost above includes prior fiscal year end tax adjustments, if any.

As of August 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(184,848)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2010, these costs amounted to $452. The fund may also pay shareholder servicing related costs to non-related parties.

Administrators – MFS provides the fund with certain financial, legal, shareholder, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. MFS is not paid a fee for providing these services.

Trustees’ and Officers’ Compensation – The fund does not pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,707 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,522, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $36,059,416,284 and $35,860,473,122, respectively.

Notes to Financial Statements – (unaudited) continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

At the end of the period, the MFS Emerging Markets Debt Fund, MFS Value Fund, MFS Government Securities Fund, and MFS International Value Fund were the owners of record of approximately 12.99%, 9.01%, 7.95%, and 6.89%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2010, the fund’s commitment fee and interest expense were $12,687 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Results of Shareholder Meeting

(Unaudited)

On January 28, 2010, all of the shareholders of MFS Series Trust XIV voted by unanimous written consent:

To elect the following individuals as Trustees:

Nominee
Robert E. Butler
Lawrence H. Cohn
Maureen R. Goldfarb
David H. Gunning
William R. Gutow
Michael Hegarty
John P. Kavanaugh
Robert J. Manning
Robert C. Pozen
J. Dale Sherratt
Laurie J. Thomsen
Robert W. Uek

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.